CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and due from banks:
Noninterest-bearing	$ 18,965	$ 20,554
Interest-bearing	20,286	6,767
Total cash and cash equivalents	39,251	27,321
Available for sale securities, at fair value	173,040	170,220
Loans held for sale	747	1,764
Loans receivable (net of allowance for loan losses of $7,797 and $6,916 at December 31, 2014 and 2013, respectively)	1,044,864	1,047,410
Federal Home Loan Bank stock, at cost	10,333	13,109
Bank-owned life insurance	21,306	20,726
Premises and equipment, net	21,711	21,090
Goodwill and other intangibles	18,697	19,566
Accrued interest receivable	3,853	4,021
Deferred tax asset, net	8,048	9,705
Other real estate owned, net	1,271	2,429
Other assets	7,412	9,018
Total assets	1,350,533	1,346,379
Deposits:
Noninterest-bearing	146,062	139,428
Interest-bearing	864,651	845,321
Total deposits	1,010,713	984,749
Mortgagors' and investors' escrow accounts	3,600	3,214
Federal Home Loan Bank advances	148,277	176,272
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Accrued expenses and other liabilities	21,956	21,054
Total liabilities	1,192,794	1,193,537
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred stock ($0.01 par value per share; 1,000,000 shares authorized; none issued)	0	0
Common stock ($0.01 par value per share; 35,000,000 shares authorized; 12,776,426 shares and 12,798,461 shares issued and outstanding at December 31, 2014 and 2013, respectively)	128	128
Additional paid-in-capital	125,459	125,277
Unallocated common shares held by ESOP	(4,128)	(4,608)
Unearned restricted shares	(1,312)	(1,751)
Retained earnings	37,497	34,644
Accumulated other comprehensive income (loss)	95	(848)
Total shareholders' equity	157,739	152,842
Total liabilities and shareholders' equity	$ 1,350,533	$ 1,346,379